GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Ceragon Networks Ltd. ("the Company") is a global innovator and leading solutions provider of wireless transport. The Company helps operators and other service providers worldwide increase operational efficiency and enhance end customers’ quality of experience with innovative wireless backhaul and fronthaul solutions. The Company’s unique multicore technology and disaggregated approach to wireless transport provides highly reliable, fast to deploy, high-capacity wireless transport for 5G and 4G networks with minimal use of spectrum, power, real estate, and labor resources. It enables increased productivity, as well as simple and quick network modernization. The Company delivers a complete portfolio of turnkey end-to-end AI-based managed and professional services that ensure efficient network rollout and optimization to achieve the highest value for its customers.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company's wholly owned subsidiaries provide research and development, marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.

As to principal markets and major customers, see notes 17b and 17c.

b.
In the summer of 2022, Aviat Networks Inc. (“Aviat”), a competitor of the Company has launched a hostile takeover attempt against the Company, after purchasing more than 5% of the Company outstanding shares. Total expenses associated with the hostile takeover amounted to $4,220 for the year ended December 31, 2022 and presented as part of the other operating expenses in the Company's consolidated financial statements.